STOCK OPTIONS AND WARRANTS (Detail Textuals 2) (January 2012 Options, USD $)	0 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Dec. 26, 2012	Dec. 31, 2012		Dec. 31, 2011	Apr. 13, 2012 Individuals Individual	Jan. 02, 2012 Individuals Individual	Jan. 02, 2012 Independent Director	Jan. 31, 2012 Independent Director	Apr. 09, 2012 Independent Director	Apr. 13, 2012 Officers and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled					(62,000)		(40,000)				50,000
Number of options vested												50,000
Number of shares granted		21,000	1,994,000		2,017,000	[1]	6,000	21,000	1,994,000	150,000			11,000
Number of individuals								2	13
Percentage of stock options vested on date of issuance					50.00%
Percentage of stock options vested on July 1, 2012 and expire on December 31, 2012					50.00%
Exercise price			$ 1.70		$ 1.70		$ 0.85
Estimated fair value	$ 1,373,326			$ 1,685,629
Requisite service period	370 days			1 year
Share price	$ 1.77	$ 1.70	$ 1.70
Expected term	370 days	9 months	1 year
Additional expected term		6 months	6 months
Expected volatility rate	125.00%	161.00%	161.00%
Risk free interest rate	0.16%	0.10%	0.10%
Additional risk free interest rate		0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.